Senior Notes	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Senior Notes
NOTE	8 – SENIOR NOTES
The following is a summary of the senior unsecured notes issued by the Company (in thousands):

Facility Type	Maturity Date	Interest Rate	Outstanding Balance at September 30, 2021	Outstanding Balance at December 31, 2020
2020 Senior unsecured notes(1)	11/15/2025	5.50%	$800,000	$800,000
2021 Senior unsecured notes(2)	04/15/2029	5.50%	700,000	—

Total Unsecured Senior Notes			$1,500,000	$800,000

Weighted average interest rate			5.50%	5.50%

(1)
Unamortized debt issuance costs and discounts are presented net against the 2020 Senior Notes reducing the amount reported on the condensed consolidated balance sheets by $9.0 million and $10.7 million as of
September
 30, 2021 and December 31, 2020, respectively.

(2)
Unamortized debt issuance costs and discounts are presented net against the 2021 Senior Notes reducing the amount reported on the condensed consolidated balance sheets by $6.6 million as of
September
 30, 2021.

On November 3, 2020, the Company’s consolidated subsidiary, UWM, issued $800.0 million in aggregate principal amount of senior unsecured notes due November 15, 2025 (the “2020 Senior Notes”). The 2020 Senior Notes accrue interest at a rate of 5.500% per annum. Interest on the 2020 Senior Notes is due semi-annually on May 15 and November 15 of each year, beginning on May 15, 2021.
On or after November 15, 2022, the Company may, at its option, redeem the 2020 Senior Notes in whole or in part during the twelve-month period beginning on the following dates at the following redemption prices: November 15, 2022 at 102.750%; November 15, 2023 at 101.375%; or November 15, 2024 until maturity at 100%, of the principal amount of the 2020 Senior Notes to be redeemed on the redemption date plus accrued and unpaid interest. Prior to November 15, 2022, the Company may, at its option, redeem up to 40% of the aggregate principal amount of the 2020 Senior Notes originally issued at a redemption price of 105.500% of the principal amount of the 2020 Senior Notes to be redeemed on the redemption date plus accrued and unpaid interest with the net proceeds of certain equity offerings. In addition, the Company may, at its option, redeem the 2020 Senior Notes prior to November 15, 2022 at a price equal to 100% of the principal amount redeemed plus a “make-whole” premium, plus accrued and unpaid interest.
On April 7, 2021, the Company’s consolidated subsidiary, UWM, issued $700.0 million in aggregate principal amount of senior unsecured notes due April 15, 2029 (the “2021 Senior Notes”). The 2021 Senior Notes accrue interest at a rate of 5.500% per annum. Interest on the 2021 Senior Notes is due semi-annually on April 15 and October 15 of each year, beginning on October 15, 2021.
On or after April 15, 2024, the Company may, at its option, redeem the 2021 Senior Notes in whole or in part during the twelve-month period beginning on the following dates at the following redemption prices: April 15, 2024 at 102.750%; April 15, 2025 at 101.375%; or April 15, 2026 until maturity at 100%, of the principal amount of the 2021 Senior Notes to be redeemed on the redemption date plus accrued and unpaid interest. Prior to April 15, 2024, the Company may, at its option, redeem up to 40% of the aggregate principal amount of the 2021 Senior Notes originally issued at a redemption price of 105.500% of the principal amount of the 2021 Senior Notes to be redeemed on the redemption date plus accrued and unpaid interest with the net
proceeds
of certain equity offerings. In addition, the Company may, at its option, redeem the 2021 Senior Notes prior to April 15, 2024 at a price equal to 100% of the principal amount redeemed plus a “make-whole” premium, plus accrued and unpaid interest.
The indentures governing the 2020 and 2021 Senior Notes contain customary terms and restrictions, subject to a number of exceptions and qualifications. We were in compliance with the terms of the indentures as of September 30, 2021.

UNITED WHOLESALE MORTGAGE, LLC
Debt Instrument [Line Items]
Senior Notes
NOTE 9 – SENIOR NOTES
On November 3, 2020, the Company issued $800.0 million in aggregate principal amount of senior unsecured notes due November 15, 2025 (the “Senior Notes”). The Senior Notes accrue interest at a rate of 5.500% per annum. Interest on the Senior Notes is due semi-annually on May 15 and November 15 of each year, beginning on May 15, 2021. As of December 31, 2020, the Senior Notes balance was $789.3 million, net of discounts and issuance costs.
On or after November 15, 2022, the Company may, at its option, redeem the Senior Notes in whole or in part during the twelve-month period beginning on the following dates at the following redemption prices: November 15, 2022 at 102.750%; November 15, 2023 at 101.375%; or November 15, 2024 until maturity at 100.000%, of the principal amount of the Senior Notes to be redeemed on the redemption date plus accrued and unpaid interest. Prior to November 15, 2022, the Company may, at its option, redeem up to 40% of the aggregate principal amount of the Senior Notes originally issued at a redemption price of 105.500% of the principal amount of the Senior Notes to be redeemed on the redemption date plus accrued and unpaid interest with the net proceeds of certain equity offerings. In addition, the Company may, at its option, redeem the Senior Notes prior to November 15, 2022 at a price equal to 100% of the principal amount redeemed plus a “make-whole” premium, plus accrued and unpaid interest.
The indenture governing the Senior Notes contains customary terms and restrictions, subject to a number of exceptions and qualifications. The Company was in compliance with the terms of the indenture as of December 31, 2020.
On May 15, 2020, SFS Holding Corp., the Company’s member, issued and sold $200.0 million in aggregate principal amount of senior secured notes and on June 15, 2020 and July 15, 2020, SFS Holding Corp. issued and sold an additional aggregate $100.0 million in principal amount of senior secured notes (collectively, the “SFS Notes”) and had the ability to issue up to an additional $200.0 million in principal amount of senior secured notes on the same terms. The Company guaranteed the SFS Notes.
The gross proceeds from the SFS Notes of $300.0 million were contributed to the Company by SFS Holding Corp., and the Company distributed $449.5 million to SFS Holding Corp., which was used by SFS Holdings Corp. to repay in full, including accrued interest, and terminate the SFS Notes on September 16, 2020.